Segment and Customer Concentration Information (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of Segment Operating Results and Reconciliations to the Consolidated Balances
The accounting policies of the operating segments are the same as those described in Note 2. Segment operating results and reconciliations to the Company’s consolidated balances are as follows (in thousands):

Year ended December 31, 2020
	Autonomy Solutions	Component Sales	Total reportable segments	Eliminations (1)	Total Consolidated
Revenue:
Revenues from external customers	$11,387	$2,564	$13,951	$—	$13,951
Revenues from internal customer	1,516	3,248	4,764	(4,764)	—
Total Revenue	$12,903	$5,812	$18,715	$(4,764)	$13,951
Depreciation and amortization	$2,395	$128	$2,523	$(6)	$2,517
Operating gain (loss)	(86,661)	(316)	(86,977)	102	(86,875)
Other significant items:
Segment assets	511,676	2,975	514,651	(4,300)	510,351
Inventories, net	3,604	9	3,613	—	3,613

Year ended December 31, 2019
	Autonomy Solutions	Component Sales	Total reportable segments	Eliminations (1)	Total Consolidated
Revenue:
Revenues from external customers	$9,666	$2,936	$12,602	$—	$12,602
Revenues from internal customer	—	2,949	2,949	(2,949)	—
Total Revenue	$9,666	$5,885	$15,551	$(2,949)	$12,602
Depreciation and amortization	$2,135	$181	$2,316	$—	$2,316
Operating gain (loss)	(62,874)	259	(62,615)	—	(62,615)
Other significant items:
Segment assets	52,171	2,218	54,389	(2,525)	51,864
Inventories, net	4,002	—	4,002	—	4,002
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(1) Represent the eliminations of all intercompany balances and transactions during the period presented.